Costs and Estimated Earnings on Uncompleted Contracts - Costs and Estimated Earnings on Uncompleted Contracts (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Contractors [Abstract]
Costs incurred on uncompleted contracts	$ 7,608	$ 5,731
Estimated earnings	3,553	3,160
Costs and estimated earnings on uncompleted contracts, Gross	11,161	8,891
Less: Billings to date	11,393	8,855
Total net estimate billing on uncompleted contracts	(232)	36
Costs and estimated earnings in excess of billings on uncompleted contracts	1,539	1,225
Billings in excess of costs and estimated earnings on uncompleted contracts	(1,771)	(1,189)
Total net estimate billing on uncompleted contracts	$ (232)	$ 36